CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Net loss for the period	$ (8,754,687)	$ (4,922,294)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities, net of tax of nil (Note 5)	(89,366)	132,781
Other comprehensive income (loss)	(89,366)	132,781
Comprehensive loss for the period	$ (8,844,053)	$ (4,789,513)